Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000004036 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
C000004036 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
C000004036 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
C000004036 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000004036 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000004036 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000004036 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000004036 [Member] | Saia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000004036 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000004036 [Member] | TPG Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000004036 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%	[2]
C000004036 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%	[2]
C000004036 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[2]
C000004036 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[2]
C000004036 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[2]
C000004036 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[2]
C000004036 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000004036 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
C000004036 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000004036 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
C000004036 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)	[2]
C000004037 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[3]
C000004037 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
C000004037 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[3]
C000004037 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000004037 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000004037 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000004037 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000004037 [Member] | Saia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000004037 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000004037 [Member] | TPG Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000004037 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%	[4]
C000004037 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%	[4]
C000004037 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[4]
C000004037 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[4]
C000004037 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[4]
C000004037 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[4]
C000004037 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000004037 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[4]
C000004037 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4]
C000004037 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[4]
C000004037 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)	[4]
C000004038 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[5]
C000004038 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[5]
C000004038 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[5]
C000004038 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[5]
C000004038 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000004038 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000004038 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000004038 [Member] | Saia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000004038 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000004038 [Member] | TPG Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000004038 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%	[6]
C000004038 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%	[6]
C000004038 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[6]
C000004038 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[6]
C000004038 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[6]
C000004038 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[6]
C000004038 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000004038 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[6]
C000004038 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[6]
C000004038 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[6]
C000004038 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)	[6]
C000004040 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[7]
C000004040 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[7]
C000004040 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[7]
C000004040 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000004040 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000004040 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000004040 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000004040 [Member] | Saia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000004040 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000004040 [Member] | TPG Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000004040 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%	[8]
C000004040 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%	[8]
C000004040 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[8]
C000004040 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[8]
C000004040 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[8]
C000004040 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[8]
C000004040 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
C000004040 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[8]
C000004040 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[8]
C000004040 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[8]
C000004040 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)	[8]
C000166016 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[9]
C000166016 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[9]
C000166016 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[9]
C000166016 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[9]
C000166016 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[9]
C000166016 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000166016 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[9]
C000166016 [Member] | Saia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[9]
C000166016 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[9]
C000166016 [Member] | TPG Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[9]
C000166016 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%	[10]
C000166016 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%	[10]
C000166016 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[10]
C000166016 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[10]
C000166016 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[10]
C000166016 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[10]
C000166016 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[10]
C000166016 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[10]
C000166016 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[10]
C000166016 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[10]
C000166016 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)	[10]
C000037625 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[11]
C000037625 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[11]
C000037625 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[11]
C000037625 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[11]
C000037625 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[11]
C000037625 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[11]
C000037625 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000037625 [Member] | Saia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000037625 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000037625 [Member] | TPG Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[11]
C000037625 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%	[12]
C000037625 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%	[12]
C000037625 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[12]
C000037625 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[12]
C000037625 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[12]
C000037625 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[12]
C000037625 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[12]
C000037625 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[12]
C000037625 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[12]
C000037625 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[12]
C000037625 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)	[12]
C000004057 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[13]
C000004057 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[13]
C000004057 [Member] | Samsung Electronics Co Ltd Registered Shares GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[13]
C000004057 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[13]
C000004057 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[13]
C000004057 [Member] | Barclays Capital Inc Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[13]
C000004057 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000004057 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000004057 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[13]
C000004057 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[13]
C000004057 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[14]
C000004057 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[14]
C000004057 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[14]
C000004057 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[14]
C000004057 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[14]
C000004057 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[14]
C000004057 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[14]
C000004057 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[14]
C000004057 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[14]
C000004057 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[14]
C000004057 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[14]
C000004057 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[14]
C000004057 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[14]
C000004059 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[15]
C000004059 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[15]
C000004059 [Member] | Samsung Electronics Co Ltd Registered Shares GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000004059 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[15]
C000004059 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[15]
C000004059 [Member] | Barclays Capital Inc Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[15]
C000004059 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000004059 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000004059 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[15]
C000004059 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[15]
C000004059 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[16]
C000004059 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[16]
C000004059 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[16]
C000004059 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[16]
C000004059 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[16]
C000004059 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[16]
C000004059 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[16]
C000004059 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[16]
C000004059 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[16]
C000004059 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[16]
C000004059 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[16]
C000004059 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[16]
C000004059 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[16]
C000004061 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[17]
C000004061 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[17]
C000004061 [Member] | Samsung Electronics Co Ltd Registered Shares GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[17]
C000004061 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[17]
C000004061 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[17]
C000004061 [Member] | Barclays Capital Inc Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[17]
C000004061 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000004061 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000004061 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[17]
C000004061 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[17]
C000004061 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[18]
C000004061 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[18]
C000004061 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[18]
C000004061 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[18]
C000004061 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[18]
C000004061 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[18]
C000004061 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[18]
C000004061 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[18]
C000004061 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[18]
C000004061 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[18]
C000004061 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[18]
C000004061 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[18]
C000004061 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[18]
C000219259 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[19]
C000219259 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[19]
C000219259 [Member] | Samsung Electronics Co Ltd Registered Shares GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[19]
C000219259 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[19]
C000219259 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[19]
C000219259 [Member] | Barclays Capital Inc Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[19]
C000219259 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[19]
C000219259 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[19]
C000219259 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[19]
C000219259 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[19]
C000219259 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[20]
C000219259 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[20]
C000219259 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[20]
C000219259 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[20]
C000219259 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[20]
C000219259 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[20]
C000219259 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[20]
C000219259 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[20]
C000219259 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[20]
C000219259 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[20]
C000219259 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[20]
C000219259 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[20]
C000219259 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[20]
C000004062 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[21]
C000004062 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[21]
C000004062 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[21]
C000004062 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[21]
C000004062 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[21]
C000004062 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[21]
C000004062 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[21]
C000004062 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[21]
C000004062 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[21]
C000004062 [Member] | Fair Isaac Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[21]
C000004062 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[22]
C000004062 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%	[22]
C000004062 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[22]
C000004062 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[22]
C000004062 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[22]
C000004062 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[22]
C000004062 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[22]
C000004062 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[22]
C000004062 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[22],[23]
C000004062 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[22]
C000004062 [Member] | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[22]
C000004062 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[22]
C000004062 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[22]
C000004063 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[24]
C000004063 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[24]
C000004063 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[24]
C000004063 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[24]
C000004063 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[24]
C000004063 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[24]
C000004063 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[24]
C000004063 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[24]
C000004063 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[24]
C000004063 [Member] | Fair Isaac Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[24]
C000004063 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[25]
C000004063 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%	[25]
C000004063 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[25]
C000004063 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[25]
C000004063 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[25]
C000004063 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[25]
C000004063 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[25]
C000004063 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[25]
C000004063 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[25],[26]
C000004063 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[25]
C000004063 [Member] | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[25]
C000004063 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[25]
C000004063 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[25]
C000004064 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[27]
C000004064 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[27]
C000004064 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[27]
C000004064 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[27]
C000004064 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[27]
C000004064 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[27]
C000004064 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[27]
C000004064 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[27]
C000004064 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[27]
C000004064 [Member] | Fair Isaac Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[27]
C000004064 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[28]
C000004064 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%	[28]
C000004064 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[28]
C000004064 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[28]
C000004064 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[28]
C000004064 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[28]
C000004064 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[28]
C000004064 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[28]
C000004064 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[28],[29]
C000004064 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[28]
C000004064 [Member] | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[28]
C000004064 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[28]
C000004064 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[28]
C000004066 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[30]
C000004066 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[30]
C000004066 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[30]
C000004066 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[30]
C000004066 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[30]
C000004066 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[30]
C000004066 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[30]
C000004066 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[30]
C000004066 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[30]
C000004066 [Member] | Fair Isaac Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[30]
C000004066 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[31]
C000004066 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%	[31]
C000004066 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[31]
C000004066 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[31]
C000004066 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[31]
C000004066 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[31]
C000004066 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[31]
C000004066 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[31]
C000004066 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[31],[32]
C000004066 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[31]
C000004066 [Member] | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[31]
C000004066 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[31]
C000004066 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[31]
C000216612 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[33]
C000216612 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[33]
C000216612 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[33]
C000216612 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[33]
C000216612 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[33]
C000216612 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[33]
C000216612 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[33]
C000216612 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[33]
C000216612 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[33]
C000216612 [Member] | Fair Isaac Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[33]
C000216612 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[34]
C000216612 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%	[34]
C000216612 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[34]
C000216612 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[34]
C000216612 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[34]
C000216612 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[34]
C000216612 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[34]
C000216612 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[34]
C000216612 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[34],[35]
C000216612 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[34]
C000216612 [Member] | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[34]
C000216612 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[34]
C000216612 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[34]
C000037630 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[36]
C000037630 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[36]
C000037630 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[36]
C000037630 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[36]
C000037630 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[36]
C000037630 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[36]
C000037630 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[36]
C000037630 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[36]
C000037630 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[36]
C000037630 [Member] | Fair Isaac Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[36]
C000037630 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[37]
C000037630 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%	[37]
C000037630 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%	[37]
C000037630 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[37]
C000037630 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[37]
C000037630 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[37]
C000037630 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[37]
C000037630 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[37]
C000037630 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[37],[38]
C000037630 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[37]
C000037630 [Member] | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[37]
C000037630 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[37]
C000037630 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[37]
C000004873 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[39]
C000004873 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[39]
C000004873 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[39]
C000004873 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[39]
C000004873 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[39]
C000004873 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[39]
C000004873 [Member] | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[39]
C000004873 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[39]
C000004873 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[39]
C000004873 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[39]
C000004873 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%	[40]
C000004873 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[40]
C000004873 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[40]
C000004873 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[40]
C000004875 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%	[41]
C000004875 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[41]
C000004875 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[41]
C000004875 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[41]
C000004875 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[41]
C000004875 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[41]
C000004875 [Member] | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[41]
C000004875 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[41]
C000004875 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[41]
C000004875 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[41]
C000004875 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%	[42]
C000004875 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[42]
C000004875 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[42]
C000004875 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[42]
C000004877 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000004877 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000004877 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000004877 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004877 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004877 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004877 [Member] | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004877 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004877 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004877 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004877 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%	[43]
C000004877 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[43]
C000004877 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[43]
C000004877 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[43]
C000004883 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[44]
C000004883 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[44]
C000004883 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[44]
C000004883 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[44]
C000004883 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[44]
C000004883 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[44]
C000004883 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[44]
C000004883 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[44]
C000004883 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[44]
C000004883 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[44]
C000004883 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%	[45]
C000004883 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[45]
C000004883 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[45]
C000004883 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[45]
C000004883 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[45]
C000004883 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[45]
C000004883 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[45]
C000004883 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[45]
C000004883 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[45]
C000004885 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[46]
C000004885 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[46]
C000004885 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[46]
C000004885 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[46]
C000004885 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[46]
C000004885 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[46]
C000004885 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[46]
C000004885 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[46]
C000004885 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[46]
C000004885 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[46]
C000004885 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%	[47]
C000004885 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[47]
C000004885 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[47]
C000004885 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[47]
C000004885 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[47]
C000004885 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[47]
C000004885 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[47]
C000004885 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[47]
C000004885 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[47]
C000004887 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[48]
C000004887 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[48]
C000004887 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[48]
C000004887 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[48]
C000004887 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[48]
C000004887 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[48]
C000004887 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[48]
C000004887 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[48]
C000004887 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[48]
C000004887 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[48]
C000004887 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%	[49]
C000004887 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[49]
C000004887 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[49]
C000004887 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[49]
C000004887 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[49]
C000004887 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[49]
C000004887 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[49]
C000004887 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[49]
C000004887 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[49]
C000198239 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[50]
C000198239 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[50]
C000198239 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[50]
C000198239 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[50]
C000198239 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[50]
C000198239 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[50]
C000198239 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[50]
C000198239 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[50]
C000198239 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[50]
C000198239 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[50]
C000198239 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%	[51]
C000198239 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[51]
C000198239 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[51]
C000198239 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[51]
C000198239 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[51]
C000198239 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[51]
C000198239 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[51]
C000198239 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[51]
C000198239 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[51]
C000037656 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[52]
C000037656 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[52]
C000037656 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[52]
C000037656 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[52]
C000037656 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[52]
C000037656 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[52]
C000037656 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[52]
C000037656 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[52]
C000037656 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[52]
C000037656 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[52]
C000037656 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%	[53]
C000037656 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[53]
C000037656 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[53]
C000037656 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[53]
C000037656 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[53]
C000037656 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[53]
C000037656 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[53]
C000037656 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[53]
C000037656 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[53]
C000004912 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[54]
C000004912 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[54]
C000004912 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[54]
C000004912 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[54]
C000004912 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[54]
C000004912 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[54]
C000004912 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[54]
C000004912 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[54]
C000004912 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[54]
C000004912 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[54]
C000004912 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[55]
C000004912 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[55]
C000004912 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%	[55]
C000004912 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%	[55]
C000004912 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[55]
C000004912 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[55]
C000004912 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[55]
C000004912 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[55]
C000004912 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)	[55]
C000004913 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[56]
C000004913 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[56]
C000004913 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[56]
C000004913 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[56]
C000004913 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[56]
C000004913 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[56]
C000004913 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[56]
C000004913 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[56]
C000004913 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[56]
C000004913 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[56]
C000004913 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[57]
C000004913 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[57]
C000004913 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%	[57]
C000004913 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%	[57]
C000004913 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[57]
C000004913 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[57]
C000004913 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[57]
C000004913 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[57]
C000004913 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)	[57]
C000004914 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[58]
C000004914 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[58]
C000004914 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[58]
C000004914 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[58]
C000004914 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[58]
C000004914 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[58]
C000004914 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[58]
C000004914 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[58]
C000004914 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[58]
C000004914 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[58]
C000004914 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[59]
C000004914 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[59]
C000004914 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%	[59]
C000004914 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%	[59]
C000004914 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[59]
C000004914 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[59]
C000004914 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[59]
C000004914 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[59]
C000004914 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)	[59]
C000004916 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[60]
C000004916 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[60]
C000004916 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[60]
C000004916 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[60]
C000004916 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[60]
C000004916 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[60]
C000004916 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[60]
C000004916 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[60]
C000004916 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[60]
C000004916 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[60]
C000004916 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[61]
C000004916 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[61]
C000004916 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%	[61]
C000004916 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%	[61]
C000004916 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[61]
C000004916 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[61]
C000004916 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[61]
C000004916 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[61]
C000004916 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)	[61]
C000172900 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[62]
C000172900 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[62]
C000172900 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[62]
C000172900 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[62]
C000172900 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[62]
C000172900 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[62]
C000172900 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[62]
C000172900 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[62]
C000172900 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[62]
C000172900 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[62]
C000172900 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[63]
C000172900 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[63]
C000172900 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%	[63]
C000172900 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%	[63]
C000172900 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[63]
C000172900 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[63]
C000172900 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[63]
C000172900 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[63]
C000172900 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)	[63]
C000037661 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[64]
C000037661 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[64]
C000037661 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[64]
C000037661 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[64]
C000037661 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[64]
C000037661 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[64]
C000037661 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[64]
C000037661 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[64]
C000037661 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[64]
C000037661 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[64]
C000037661 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[65]
C000037661 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[65]
C000037661 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%	[65]
C000037661 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%	[65]
C000037661 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[65]
C000037661 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[65]
C000037661 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[65]
C000037661 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[65]
C000037661 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)	[65]
C000023028 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[66]
C000023028 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[66]
C000023028 [Member] | Novartis AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[66]
C000023028 [Member] | Roche Holding AG NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[66]
C000023028 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[66]
C000023028 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[66]
C000023028 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[66]
C000023028 [Member] | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[66]
C000023028 [Member] | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[66]
C000023028 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[66]
C000023028 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[67]
C000023028 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000023028 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000023028 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000023028 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000023028 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000023028 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000023028 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000023028 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023028 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023028 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023028 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023028 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023030 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[68]
C000023030 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[68]
C000023030 [Member] | Novartis AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[68]
C000023030 [Member] | Roche Holding AG NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[68]
C000023030 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[68]
C000023030 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[68]
C000023030 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[68]
C000023030 [Member] | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[68]
C000023030 [Member] | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[68]
C000023030 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[68]
C000023030 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[69]
C000023030 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000023030 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000023030 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000023030 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000023030 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000023030 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000023030 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000023030 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023030 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023030 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023030 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023030 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023032 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[70]
C000023032 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[70]
C000023032 [Member] | Novartis AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[70]
C000023032 [Member] | Roche Holding AG NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[70]
C000023032 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[70]
C000023032 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[70]
C000023032 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[70]
C000023032 [Member] | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[70]
C000023032 [Member] | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[70]
C000023032 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[70]
C000023032 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[71]
C000023032 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000023032 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000023032 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000023032 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000023032 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000023032 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000023032 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000023032 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023032 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023032 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023032 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023032 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000198216 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[72]
C000198216 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[72]
C000198216 [Member] | Novartis AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[72]
C000198216 [Member] | Roche Holding AG NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[72]
C000198216 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[72]
C000198216 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[72]
C000198216 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[72]
C000198216 [Member] | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[72]
C000198216 [Member] | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[72]
C000198216 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[72]
C000198216 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[73]
C000198216 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000198216 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000198216 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000198216 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000198216 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000198216 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000198216 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000198216 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000198216 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000198216 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198216 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000198216 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000037670 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[74]
C000037670 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[74]
C000037670 [Member] | Novartis AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[74]
C000037670 [Member] | Roche Holding AG NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[74]
C000037670 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[74]
C000037670 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[74]
C000037670 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[74]
C000037670 [Member] | Recruit Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[74]
C000037670 [Member] | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[74]
C000037670 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[74]
C000037670 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[75]
C000037670 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000037670 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000037670 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000037670 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000037670 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000037670 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000037670 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000037670 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000037670 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037670 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000037670 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037670 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103252 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[76]
C000103252 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[76]
C000103252 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[76]
C000103252 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[76]
C000103252 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[76]
C000103252 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[76]
C000103252 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[76]
C000103252 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[76]
C000103252 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[76]
C000103252 [Member] | Graphic Packaging Holding Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[76]
C000103252 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[77]
C000103252 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[77]
C000103252 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[77]
C000103252 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%	[77]
C000103252 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[77]
C000103252 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[77]
C000103252 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%	[77]
C000103250 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[78]
C000103250 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[78]
C000103250 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[78]
C000103250 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[78]
C000103250 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[78]
C000103250 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[78]
C000103250 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[78]
C000103250 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[78]
C000103250 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[78]
C000103250 [Member] | Graphic Packaging Holding Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[78]
C000103250 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[79]
C000103250 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[79]
C000103250 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[79]
C000103250 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%	[79]
C000103250 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[79]
C000103250 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[79]
C000103250 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%	[79]
C000103251 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[80]
C000103251 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[80]
C000103251 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[80]
C000103251 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[80]
C000103251 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[80]
C000103251 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[80]
C000103251 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[80]
C000103251 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[80]
C000103251 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[80]
C000103251 [Member] | Graphic Packaging Holding Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[80]
C000103251 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[81]
C000103251 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[81]
C000103251 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[81]
C000103251 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%	[81]
C000103251 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[81]
C000103251 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[81]
C000103251 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%	[81]
C000198241 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[82]
C000198241 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[82]
C000198241 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[82]
C000198241 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[82]
C000198241 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[82]
C000198241 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[82]
C000198241 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[82]
C000198241 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[82]
C000198241 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[82]
C000198241 [Member] | Graphic Packaging Holding Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[82]
C000198241 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[83]
C000198241 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[83]
C000198241 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[83]
C000198241 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%	[83]
C000198241 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[83]
C000198241 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[83]
C000198241 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%	[83]
C000124019 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[84]
C000124019 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[84]
C000124019 [Member] | ACI Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[84]
C000124019 [Member] | Boise Cascade Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[84]
C000124019 [Member] | Kite Realty Group Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[84]
C000124019 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[84]
C000124019 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[84]
C000124019 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[84]
C000124019 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[84]
C000124019 [Member] | Enova International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[84]
C000124019 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[85]
C000124019 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[85]
C000124019 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[85]
C000124019 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%	[85]
C000124019 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[85]
C000124019 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[85]
C000124019 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[85]
C000124019 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[85]
C000124019 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[85]
C000124019 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[85]
C000124019 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[85]
C000124019 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[85]
C000124019 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)	[85]
C000124020 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[86]
C000124020 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[86]
C000124020 [Member] | ACI Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[86]
C000124020 [Member] | Boise Cascade Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[86]
C000124020 [Member] | Kite Realty Group Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[86]
C000124020 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[86]
C000124020 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[86]
C000124020 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[86]
C000124020 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[86]
C000124020 [Member] | Enova International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[86]
C000124020 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[87]
C000124020 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[87]
C000124020 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[87]
C000124020 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%	[87]
C000124020 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[87]
C000124020 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[87]
C000124020 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[87]
C000124020 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[87]
C000124020 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[87]
C000124020 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[87]
C000124020 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[87]
C000124020 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[87]
C000124020 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)	[87]
C000124021 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[88]
C000124021 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[88]
C000124021 [Member] | ACI Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[88]
C000124021 [Member] | Boise Cascade Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[88]
C000124021 [Member] | Kite Realty Group Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[88]
C000124021 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[88]
C000124021 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[88]
C000124021 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[88]
C000124021 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[88]
C000124021 [Member] | Enova International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[88]
C000124021 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[89]
C000124021 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[89]
C000124021 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[89]
C000124021 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%	[89]
C000124021 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[89]
C000124021 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[89]
C000124021 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[89]
C000124021 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[89]
C000124021 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[89]
C000124021 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[89]
C000124021 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[89]
C000124021 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[89]
C000124021 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)	[89]
C000166014 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[90]
C000166014 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[90]
C000166014 [Member] | ACI Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[90]
C000166014 [Member] | Boise Cascade Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[90]
C000166014 [Member] | Kite Realty Group Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[90]
C000166014 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[90]
C000166014 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[90]
C000166014 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[90]
C000166014 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[90]
C000166014 [Member] | Enova International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[90]
C000166014 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[91]
C000166014 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[91]
C000166014 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[91]
C000166014 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%	[91]
C000166014 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[91]
C000166014 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[91]
C000166014 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[91]
C000166014 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[91]
C000166014 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[91]
C000166014 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[91]
C000166014 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[91]
C000166014 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[91]
C000166014 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)	[91]
C000228505 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[92]
C000228505 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[92]
C000228505 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[92]
C000228505 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[92]
C000228505 [Member] | Saia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[92]
C000228505 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[92]
C000228505 [Member] | TPG Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[92]
C000228505 [Member] | Texas Pacific Land Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[92]
C000228505 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[92]
C000228505 [Member] | Planet Fitness Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[92]
C000228505 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[93]
C000228505 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%	[93]
C000228505 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[93]
C000228505 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[93]
C000228505 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[93]
C000228505 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[93]
C000228505 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[93]
C000228505 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[93]
C000228505 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[93]
C000228505 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[93]
C000228505 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)	[93]
C000228504 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[94]
C000228504 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[94]
C000228504 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[94]
C000228504 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[94]
C000228504 [Member] | Saia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[94]
C000228504 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[94]
C000228504 [Member] | TPG Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[94]
C000228504 [Member] | Texas Pacific Land Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[94]
C000228504 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[94]
C000228504 [Member] | Planet Fitness Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[94]
C000228504 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[95]
C000228504 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%	[95]
C000228504 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[95]
C000228504 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[95]
C000228504 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[95]
C000228504 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[95]
C000228504 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[95]
C000228504 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[95]
C000228504 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[95]
C000228504 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[95]
C000228504 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)	[95]
C000228503 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[96]
C000228503 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[96]
C000228503 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[96]
C000228503 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[96]
C000228503 [Member] | Saia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[96]
C000228503 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[96]
C000228503 [Member] | TPG Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[96]
C000228503 [Member] | Texas Pacific Land Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[96]
C000228503 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[96]
C000228503 [Member] | Planet Fitness Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[96]
C000228503 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[97]
C000228503 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%	[97]
C000228503 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%	[97]
C000228503 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[97]
C000228503 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[97]
C000228503 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[97]
C000228503 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[97]
C000228503 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[97]
C000228503 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[97]
C000228503 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[97]
C000228503 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)	[97]
C000230442 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[98]
C000230442 [Member] | E ON SE Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[98]
C000230442 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[98]
C000230442 [Member] | CSX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[98]
C000230442 [Member] | SBA Communications Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[98]
C000230442 [Member] | Consolidated Edison Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[98]
C000230442 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[98]
C000230442 [Member] | United Utilities Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[98]
C000230442 [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[98]
C000230442 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[98]
C000230442 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[99]
C000230442 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%	[99]
C000230442 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[99]
C000230442 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[99]
C000230442 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%	[99]
C000230442 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[99]
C000230442 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)	[99]
C000230441 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[100]
C000230441 [Member] | E ON SE Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[100]
C000230441 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[100]
C000230441 [Member] | CSX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[100]
C000230441 [Member] | SBA Communications Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[100]
C000230441 [Member] | Consolidated Edison Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[100]
C000230441 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[100]
C000230441 [Member] | United Utilities Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[100]
C000230441 [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[100]
C000230441 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[100]
C000230441 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[101]
C000230441 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%	[101]
C000230441 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[101]
C000230441 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[101]
C000230441 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%	[101]
C000230441 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[101]
C000230441 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)	[101]
C000230443 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[102]
C000230443 [Member] | E ON SE Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[102]
C000230443 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[102]
C000230443 [Member] | CSX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[102]
C000230443 [Member] | SBA Communications Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[102]
C000230443 [Member] | Consolidated Edison Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[102]
C000230443 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[102]
C000230443 [Member] | United Utilities Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[102]
C000230443 [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[102]
C000230443 [Member] | Canadian National Railway Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[102]
C000230443 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[103]
C000230443 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%	[103]
C000230443 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[103]
C000230443 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[103]
C000230443 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%	[103]
C000230443 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[103]
C000230443 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)	[103]
C000242845 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[104],[105]
Percent of Total Long Exposure	60.10%	[104],[105]
Percent of Total Short Exposure	39.90%	[104],[105]
C000242845 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[104],[105]
Percent of Total Long Exposure	12.30%	[104],[105]
Percent of Total Short Exposure	5.50%	[104],[105]
C000242845 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[104],[105]
Percent of Total Long Exposure	7.20%	[104],[105]
Percent of Total Short Exposure	6.00%	[104],[105]
C000242845 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[104],[105]
Percent of Total Long Exposure	4.60%	[104],[105]
Percent of Total Short Exposure	1.60%	[104],[105]
C000242845 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%	[104],[105]
Percent of Total Long Exposure	8.70%	[104],[105]
Percent of Total Short Exposure	5.80%	[104],[105]
C000242845 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%	[104],[105]
Percent of Total Long Exposure	9.30%	[104],[105]
Percent of Total Short Exposure	6.10%	[104],[105]
C000242845 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[104],[105]
Percent of Total Long Exposure	4.20%	[104],[105]
Percent of Total Short Exposure	0.90%	[104],[105]
C000242845 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[104],[105]
Percent of Total Long Exposure	1.10%	[104],[105]
Percent of Total Short Exposure	1.20%	[104],[105]
C000242845 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[104],[105]
Percent of Total Long Exposure	3.50%	[104],[105]
Percent of Total Short Exposure	3.30%	[104],[105]
C000242845 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[104],[105]
Percent of Total Long Exposure	1.20%	[104],[105]
Percent of Total Short Exposure	1.30%	[104],[105]
C000242845 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[104],[105]
Percent of Total Long Exposure	0.80%	[104],[105]
Percent of Total Short Exposure	1.30%	[104],[105]
C000242845 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[104],[105]
Percent of Total Long Exposure	7.20%	[104],[105]
Percent of Total Short Exposure	6.90%	[104],[105]
C000242844 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[106],[107]
Percent of Total Long Exposure	60.10%	[106],[107]
Percent of Total Short Exposure	39.90%	[106],[107]
C000242844 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[106],[107]
Percent of Total Long Exposure	12.30%	[106],[107]
Percent of Total Short Exposure	5.50%	[106],[107]
C000242844 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[106],[107]
Percent of Total Long Exposure	7.20%	[106],[107]
Percent of Total Short Exposure	6.00%	[106],[107]
C000242844 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[106],[107]
Percent of Total Long Exposure	4.60%	[106],[107]
Percent of Total Short Exposure	1.60%	[106],[107]
C000242844 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%	[106],[107]
Percent of Total Long Exposure	8.70%	[106],[107]
Percent of Total Short Exposure	5.80%	[106],[107]
C000242844 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%	[106],[107]
Percent of Total Long Exposure	9.30%	[106],[107]
Percent of Total Short Exposure	6.10%	[106],[107]
C000242844 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[106],[107]
Percent of Total Long Exposure	4.20%	[106],[107]
Percent of Total Short Exposure	0.90%	[106],[107]
C000242844 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[106],[107]
Percent of Total Long Exposure	1.10%	[106],[107]
Percent of Total Short Exposure	1.20%	[106],[107]
C000242844 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[106],[107]
Percent of Total Long Exposure	3.50%	[106],[107]
Percent of Total Short Exposure	3.30%	[106],[107]
C000242844 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[106],[107]
Percent of Total Long Exposure	1.20%	[106],[107]
Percent of Total Short Exposure	1.30%	[106],[107]
C000242844 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[106],[107]
Percent of Total Long Exposure	0.80%	[106],[107]
Percent of Total Short Exposure	1.30%	[106],[107]
C000242844 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[106],[107]
Percent of Total Long Exposure	7.20%	[106],[107]
Percent of Total Short Exposure	6.90%	[106],[107]
C000242843 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[108],[109]
Percent of Total Long Exposure	60.10%	[108],[109]
Percent of Total Short Exposure	39.90%	[108],[109]
C000242843 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[108],[109]
Percent of Total Long Exposure	12.30%	[108],[109]
Percent of Total Short Exposure	5.50%	[108],[109]
C000242843 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[108],[109]
Percent of Total Long Exposure	7.20%	[108],[109]
Percent of Total Short Exposure	6.00%	[108],[109]
C000242843 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[108],[109]
Percent of Total Long Exposure	4.60%	[108],[109]
Percent of Total Short Exposure	1.60%	[108],[109]
C000242843 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%	[108],[109]
Percent of Total Long Exposure	8.70%	[108],[109]
Percent of Total Short Exposure	5.80%	[108],[109]
C000242843 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%	[108],[109]
Percent of Total Long Exposure	9.30%	[108],[109]
Percent of Total Short Exposure	6.10%	[108],[109]
C000242843 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[108],[109]
Percent of Total Long Exposure	4.20%	[108],[109]
Percent of Total Short Exposure	0.90%	[108],[109]
C000242843 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[108],[109]
Percent of Total Long Exposure	1.10%	[108],[109]
Percent of Total Short Exposure	1.20%	[108],[109]
C000242843 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[108],[109]
Percent of Total Long Exposure	3.50%	[108],[109]
Percent of Total Short Exposure	3.30%	[108],[109]
C000242843 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[108],[109]
Percent of Total Long Exposure	1.20%	[108],[109]
Percent of Total Short Exposure	1.30%	[108],[109]
C000242843 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[108],[109]
Percent of Total Long Exposure	0.80%	[108],[109]
Percent of Total Short Exposure	1.30%	[108],[109]
C000242843 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[108],[109]
Percent of Total Long Exposure	7.20%	[108],[109]
Percent of Total Short Exposure	6.90%	[108],[109]

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[3]	Excludes short-term securities.
[4]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[5]	Excludes short-term securities.
[6]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[7]	Excludes short-term securities.
[8]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[9]	Excludes short-term securities.
[10]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[11]	Excludes short-term securities.
[12]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[13]	Excludes short-term securities.
[14]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[15]	Excludes short-term securities.
[16]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[17]	Excludes short-term securities.
[18]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[19]	Excludes short-term securities.
[20]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[21]	Excludes short-term securities.
[22]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[23]	Ten largest industries are presented. Additional industries are found in Other.
[24]	Excludes short-term securities.
[25]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[26]	Ten largest industries are presented. Additional industries are found in Other.
[27]	Excludes short-term securities.
[28]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[29]	Ten largest industries are presented. Additional industries are found in Other.
[30]	Excludes short-term securities.
[31]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[32]	Ten largest industries are presented. Additional industries are found in Other.
[33]	Excludes short-term securities.
[34]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[35]	Ten largest industries are presented. Additional industries are found in Other.
[36]	Excludes short-term securities.
[37]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[38]	Ten largest industries are presented. Additional industries are found in Other.
[39]	Excludes short-term securities.
[40]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[41]	Excludes short-term securities.
[42]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[43]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[44]	Excludes short-term securities.
[45]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[46]	Excludes short-term securities.
[47]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[48]	Excludes short-term securities.
[49]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[50]	Excludes short-term securities.
[51]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[52]	Excludes short-term securities.
[53]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[54]	Excludes short-term securities.
[55]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[56]	Excludes short-term securities.
[57]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[58]	Excludes short-term securities.
[59]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[60]	Excludes short-term securities.
[61]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[62]	Excludes short-term securities.
[63]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[64]	Excludes short-term securities.
[65]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[66]	Excludes short-term securities.
[67]	Ten largest countries are presented. Additional countries are found in Other.
[68]	Excludes short-term securities.
[69]	Ten largest countries are presented. Additional countries are found in Other.
[70]	Excludes short-term securities.
[71]	Ten largest countries are presented. Additional countries are found in Other.
[72]	Excludes short-term securities.
[73]	Ten largest countries are presented. Additional countries are found in Other.
[74]	Excludes short-term securities.
[75]	Ten largest countries are presented. Additional countries are found in Other.
[76]	Excludes short-term securities.
[77]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[78]	Excludes short-term securities.
[79]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[80]	Excludes short-term securities.
[81]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[82]	Excludes short-term securities.
[83]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[84]	Excludes short-term securities.
[85]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[86]	Excludes short-term securities.
[87]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[88]	Excludes short-term securities.
[89]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[90]	Excludes short-term securities.
[91]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[92]	Excludes short-term securities.
[93]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[94]	Excludes short-term securities.
[95]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[96]	Excludes short-term securities.
[97]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[98]	Excludes short-term securities.
[99]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[100]	Excludes short-term securities.
[101]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[102]	Excludes short-term securities.
[103]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[104]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[105]	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[106]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[107]	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[108]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[109]	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.